Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit and Loss Accounts
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 1,482	$ 3,018	$ 3,179
Tax (charge) credit on profit on ordinary activities		(475)	(804)	(711)
Profit (loss) attributable to equity holders of the company		998	(2,042)	2,118
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		(187)	250
Total comprehensive (loss) income, attributable to equity holders of the Company		280	(4,006)	2,657
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		800	3,642	539
Investment expenses and charges		(207)	(328)	(14)
Loss on revaluation of Jackson upon demerger			(439)
Corporate expenditure		(158)	(244)	(572)
Foreign currency exchange gains (losses)		25	11	(19)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		460	2,642	(66)
Tax (charge) credit on profit on ordinary activities		(5)	6	(19)
Profit (loss) attributable to equity holders of the company		455	2,648	(85)
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		(125)	273
Other comprehensive income for the period, net of related tax		(125)	273
Total comprehensive (loss) income, attributable to equity holders of the Company		$ 330	$ 2,921	$ (85)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.